Average Annual Total Returns - Service - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND	Sep. 28, 2020
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	36.39%
5 Years	14.63%
10 Years	15.22%
Service Shares
Average Annual Return:
1 Year	33.34%
5 Years	12.16%
10 Years	10.84%
Service Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	32.06%
5 Years	10.59%
10 Years	9.54%
Service Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	20.58%
5 Years	9.22%
10 Years	8.53%